UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number  [811-05037]
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------

                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: OCTOBER 31, 2004
                         ----------------

Date of reporting period:  OCTOBER 31, 2004
                           ----------------

ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

                             DAL INVESTMENT COMPANY

                          (FUNDX UPGRADER FUNDS LOGO)

                                 ANNUAL REPORT
                                OCTOBER 31, 2004

                              FUNDX UPGRADER FUNDS

October 29, 2004

Dear Fellow Shareholders,

FUNDX UPGRADER FUND REACHES THREE-YEAR MILESTONE.

We are proud and grateful to announce that your flagship FUNDX UPGRADER FUND (FUNDX) has officially achieved a three-year track record. We are especially pleased to report that since its inception November 1, 2001 through October 31, 2004, FUNDX achieved an annualized return of 8.20% versus 3.13% for the benchmark S&P 500 Index. For the 12 months ended October 31, 2004, FUNDX returned 10.28% versus 9.41% for the S&P 500.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.fundxfund.com.

This year's leaders were international funds and energy. Both the equity funds and the income fund benefited from non-US investments that appreciated as the dollar declined. The equity funds remain weighted in mid-cap value stocks. All four funds have at least some exposure to commodities, including oil and other natural resources. The real estate sector was more volatile this year than last, but continues to contribute to the performance of all four funds. The strongest performance in the Flexible Income fund has come from high yield bond funds, which have benefited from a strengthening economy and continued low interest rates. We remain diligent in monitoring the performance of each underlying fund in your portfolios and upgrade as new leaders emerge.

Where we've come from:

FUNDX started with just $25,000 in assets and was only available through direct purchase for the first several weeks. The fund quickly grew, especially once we became established with the discount brokers. By year-end 2001, assets reached $44 million--a remarkable feat for a no load fund with no commissioned distribution. In the beginning, our Web site, www.fundxfund.com, was very
                                              -----------------
simple, providing only the most basic performance information, prospectus and an application.

The three companion Upgrader Funds, the Aggressive Upgrader (HOTFX), the Conservative Upgrader (RELAX) and the Flexible Income Fund (INCMX), were launched on July 1, 2002 to give our investors the ability to create custom portfolios by using one, or a combination, of the FundX Funds. The market in 2002 was terrible, but testament to our shareholder's confidence in the Upgrading strategy, assets reached $122 million between the four funds by year-end 2002.

2003 marked a turnaround in the market, and despite an initial lag, the Upgrader funds took full advantage. All three equity funds outstripped the 28.68% gain of the benchmark S&P 500 Index for the 12 months ending December 31, 2003. INCMX also excelled, easily surpassing the results of its benchmark, the Lehman Aggregate Bond Index. Again, assets flowed into the funds, which totaled over $211 million by year-end 2003.

Thanks to the growth in assets, the expense ratio for FUNDX dropped from 1.50% to 1.34%. HOTFX is starting to see its expense ratio decline as well.

So far, 2004 has been a difficult year for the market, yet positive for the Upgrader Funds. Assets in the four FundX Upgrader Funds now exceed $325 million.

Several new features were added to the Web site, including daily price history for each of the funds and complete portfolio holdings, updated monthly.

This year, we began publishing The Upgrader, a free quarterly newsletter for you, the shareholders in the Upgrader Funds. We're excited to offer more information and guidance to our shareholders, and we continue to get positive feedback on The Upgrader.

Where we're headed:

We want to provide useful tools to make investing easier and more transparent. Look for a number of exciting upgrades to the FundX Upgrader Funds Web site, www.fundxfund.com, in the coming year, such as information on how to best leverage the Upgrader Funds to meet your individual objectives.

Our primary focus remains working hard to efficiently implement the Upgrading strategy in your portfolios. As always, we remain alert to changes in leadership and shift our portfolios in a deliberate and disciplined manner as new trends develop.

With high oil prices, the country at war and global tensions elevated, it is comforting to rely on a strategy based on observations as opposed to forecasting. The markets will rise and fall and leadership will change. Interest rates will rise and fall and the economy will strengthen, then slow.
As Upgraders, we focus on daily actions that keep us aligned with the current trends. Some trades add value, others do not. But the cumulative effect of consistently and incrementally selling low ranking funds and replacing them with higher ranking alternatives keeps us on track.

We greatly appreciate your confidence and are honored to be entrusted with helping you manage and grow your wealth.

Sincerely,

/s/Janet Brown

Janet Brown
President, DAL Investment Company

The opinions expressed above are those of Janet Brown and are subject to change. These opinions are not guaranteed and should not be considered recommendations to buy or sell any security. Portfolio composition and company ownership are subject to daily change.

The S&P 500 Index is an unmanaged index commonly used to measure performance of U.S. stocks. The Lehman Aggregate Bond Index is a market capitalization-weighted index of investment grade fixed rate debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year. You cannot invest in an index.

Small-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.

The FundX Flexible Income Fund may make short sales of securities, which involves unlimited risk including the possibility that losses will exceed the original amount invested. However, a mutual fund investor's risk is limited to one's amount of investment in a mutual fund.

Sector weightings and fund holdings are subject to change at any time and mention of them should not be construed as recommendations to buy or sell any security. Please refer to the "Schedule of Investments" for further sector and holding information.

While these funds are no load, there are management fees that do apply. To the extent that a fund invests in other mutual funds, the fund will indirectly bear its proportionate share of any fees and expenses paid by such funds in addition to the fees and expenses payable directly by the fund. Please see the prospectus for further details.

Must be preceded or accompanied by a current prospectus.

Distributed by Quasar Distributors, LLC (12/04)

ALLOCATION OF PORTFOLIO AT OCTOBER 31, 2004 (UNAUDITED)

               FUNDX UPGRADER FUND

Investment Companies                         99.1%
Cash*<F1>                                     0.9%

          FUNDX AGGRESSIVE UPGRADER FUND

Investment Companies                         99.1%
Cash*<F1>                                     0.9%

         FUNDX CONSERVATIVE UPGRADER FUND

Investment Companies                         99.6%
Cash*<F1>                                     0.4%

            FUNDX FLEXIBLE INCOME FUND


Investment Companies                         99.6%
Cash*<F1>                                     0.4%


*<F1>  Cash equivalents and other assets less liabilities.


EXPENSE EXAMPLE FOR THE SIX MONTHS ENDED OCTOBER 31, 2004 (UNAUDITED)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs; redemption fees; exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (5/1/04 - 10/31/04).

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values based on actual returns and actual expenses. Although the Funds charge no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If you request that a redemption be made by wire transfer, currently, the Funds' transfer agent charges a $15.00 fee. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem shares that have been held for less than one month. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These examples are not included in the examples below. The examples below include, but are not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the examples below do not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by a Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FUNDX UPGRADER FUND

                             Beginning       Ending           Expenses Paid
                              Account        Account        During the Period
                           Value 5/1/04  Value 10/31/04  5/1/04 - 10/31/04*<F2>
                           ------------  --------------  ----------------------
Actual                        $1,000         $1,039               $6.73
Hypothetical (5% annual
  return before expenses)     $1,000         $1,019               $6.67

*<F2> Expenses are equal to the Fund's annualized expense ratio of 1.31% multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

FUNDX AGGRESSIVE UPGRADER FUND

                             Beginning       Ending           Expenses Paid
                              Account        Account        During the Period
                           Value 5/1/04  Value 10/31/04  5/1/04 - 10/31/04*<F3>
                           ------------  --------------  ----------------------
Actual                        $1,000         $1,034               $7.69
Hypothetical (5% annual
  return before expenses)     $1,000         $1,018               $7.63

*<F3> Expenses are equal to the Fund's annualized expense ratio of 1.50% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

FUNDX CONSERVATIVE UPGRADER FUND

                             Beginning       Ending           Expenses Paid
                              Account        Account        During the Period
                           Value 5/1/04  Value 10/31/04  5/1/04 - 10/31/04*<F4>
                           ------------  --------------  ----------------------
Actual                        $1,000         $1,046               $7.73
Hypothetical (5% annual
  return before expenses)     $1,000         $1,018               $7.63

*<F4> Expenses are equal to the Fund's annualized expense ratio of 1.50% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

FUNDX FLEXIBLE INCOME FUND

                             Beginning       Ending           Expenses Paid
                              Account        Account        During the Period
                           Value 5/1/04  Value 10/31/04  5/1/04 - 10/31/04*<F5>
                           ------------  --------------  ----------------------
Actual                        $1,000         $1,029               $5.06
Hypothetical (5% annual
  return before expenses)     $1,000         $1,020               $5.04

*<F5> Expenses are equal to the Fund's annualized expense ratio of 0.99% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

                            THE FUNDX UPGRADER FUND

                              FUNDX UPGRADER FUND
      Value of $10,000 vs S&P 500 Index and Dow Jones Wilshire 5000 Index

                                          S&P 500 Index      Dow Jones Wilshire
    Date        FundX Upgrader Fund        with income           5000 Index
    ----        -------------------       -------------      ------------------
  11/1/2001          $10,000.00            $10,000.00            $10,000.00
  4/30/2002          $11,394.16            $10,000.35            $10,241.19
 10/31/2002           $9,109.69             $8,298.10             $8,356.92
  4/30/2003           $9,230.56             $8,670.57             $8,701.45
 10/31/2003          $11,486.83            $10,025.89            $10,223.73
  4/30/2004          $12,187.88            $10,654.72            $10,792.98
 10/31/2004          $12,667.34            $10,969.10            $11,055.72

                          Average Annual Total Return
                         Period Ended October 31, 2004

                    1 Year                            10.28%
                    Since Inception (11/1/01)          8.20%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and the dividends, but does not reflect the redemption of fees.

As of 10/31/04, the one-year return for the S&P 500 Index was 9.42% and for the Wilshire 5000 Index was 8.14%. The average annual total return since the Fund's inception (11/01/01) for the S&P 500 Index was 3.13% and for the Wilshire 5000 Index was 3.40%.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.fundxfund.com.

The S&P 500 Index is an unmanaged index generally representative of the market for the stocks of large sized U.S. companies. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes. The Dow Jones Wilshire 5000 Index measures the performance of all U.S. headquartered companies regardless of exchange. It reflects no deduction for fees, expenses or taxes and does not include reinvested dividends.

One cannot invest directly in an index.

                       THE FUNDX AGGRESSIVE UPGRADER FUND

                         FUNDX AGGRESSIVE UPGRADER FUND
  Value of $10,000 vs S&P 500 Index, Dow Jones Wilshire 5000 Index and Russell
                                   2000 Index

                   FundX            S&P 500        Dow Jones      Russell 2000
                Aggressive           Index          Wilshire          Index
   Date        Upgrader Fund      with income      5000 Index      with income
   ----        -------------      -----------      ----------      -----------
  7/1/2002      $10,000.00         $10,000.00      $10,000.00      $10,000.00
10/31/2002       $9,292.00          $9,000.94       $8,906.73       $8,381.68
 4/30/2003       $9,284.00          $9,404.96       $9,273.92       $9,014.32
10/31/2003      $12,324.00         $10,875.07      $10,896.36      $12,015.08
 4/30/2004      $12,616.36         $11,557.16      $11,503.06      $12,800.68
10/31/2004      $13,044.51         $11,898.17      $11,783.09      $13,424.32

                          Average Annual Total Return
                         Period Ended October 31, 2004

                    1 Year                             5.85%
                    Since Inception (7/1/02)          12.04%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and the dividends, but does not reflect the redemption of fees.

As of 10/31/04, the one-year return for the S&P 500 Index was 9.42%, the Wilshire 5000 Index was 8.14%, and the Russell 2000 Index was 11.73%. The average annual total return since the Fund's inception (7/01/02) for the S&P 500 Index was 7.73%, the Wilshire 5000 Index was 7.28%, and the Russell 2000 Index was 13.45%.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.fundxfund.com.

The S&P 500 Index is an unmanaged index generally representative of the market for the stocks of large sized U.S. companies. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes. The Dow Jones Wilshire 5000 Index measures the performance of all U.S. headquartered companies regardless of exchange. It reflects no deduction for fees, expenses or taxes and does not include reinvested dividends. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. Returns include reinvested dividends but reflect no deduction for fees, expenses, or taxes.

One cannot invest directly in an index.

                      THE FUNDX CONSERVATIVE UPGRADER FUND

                        FUNDX CONSERVATIVE UPGRADER FUND
      Value of $10,000 vs S&P 500 Index and Dow Jones Wilshire 5000 Index

                 FundX Conservative      S&P 500 Index       Dow Jones Wilshire
    Date           Upgrader Fund          with income            5000 Index
    ----        -------------------      --------------      ------------------
   7/1/2002          $10,000.00            $10,000.00            $10,000.00
 10/31/2002           $9,052.00             $9,000.94             $8,906.73
  4/30/2003           $9,189.82             $9,404.96             $9,273.92
 10/31/2003          $10,966.82            $10,875.07            $10,896.36
  4/30/2004          $11,672.49            $11,557.16            $11,503.06
 10/31/2004          $12,204.35            $11,898.17            $11,783.09

                          Average Annual Total Return
                         Period Ended October 31, 2004

                    1 Year                            11.28%
                    Since Inception (7/1/02)           8.90%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and the dividends, but does not reflect the redemption of fees.

As of 10/31/04, the one-year return for the S&P 500 Index was 9.42% and for the Wilshire 5000 Index was 8.14%. The average annual total return since the Fund's inception (7/01/02) for the S&P 500 Index was 7.73% and for the Wilshire 5000 Index was 7.28%.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.fundxfund.com.

The S&P 500 Index is an unmanaged index generally representative of the market for the stocks of large sized U.S. companies. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes. The Dow Jones Wilshire 5000 Index measures the performance of all U.S. headquartered companies regardless of exchange. It reflects no deduction for fees, expenses or taxes and does not include reinvested dividends.

One cannot invest directly in an index.

                         THE FUNDX FLEXIBLE INCOME FUND

                           FUNDX FLEXIBLE INCOME FUND
                Value of $10,000 vs Lehman Aggregate Bond Index

                                                      Lehman Aggregate Bond
    Date            FundX Flexible Income Fund          Index With Income
    ----            --------------------------        ---------------------
   7/1/2002                 $10,000.00                      $10,000.00
 10/31/2002                  $9,956.00                      $10,412.72
  4/30/2003                 $10,622.30                      $10,862.19
 10/31/2003                 $11,418.36                      $10,923.62
  4/30/2004                 $11,768.77                      $11,059.73
 10/31/2004                 $12,106.11                      $11,528.46

                          Average Annual Total Return
                         Period Ended October 31, 2004

                    1 Year                             6.02%
                    Since Inception (7/1/02)           8.52%

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and the dividends, but does not reflect the redemption of fees.

As of 10/31/04, the one-year return for the Lehman Aggregate Bond Index was 5.54%. The average annual total return since the Fund's inception (7/01/02) for the Lehman Aggregate Bond Index was 6.28%.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.fundxfund.com.

The Lehman Aggregate Bond Index is a market value-weighted index that tracks the daily price and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year of final maturity. Returns include reinvested dividends but reflect no deduction for fees, expenses, or taxes.

One cannot invest directly in an index.

                              FUNDX UPGRADER FUND

SCHEDULE OF INVESTMENTS AT OCTOBER 31, 2004

                                                              MARKET      % OF
SHARES                                                        VALUE       TOTAL
------                                                        ------      -----
            INVESTMENT COMPANIES
   899,857  AllianceBernstein International
              Value Fund - Class A                         $ 13,722,820    6.0%
    67,321 Alpine U.S. Real Estate Equity Fund - Class Y 2,323,933 1.0% 836,894 American Century Equity Income
              Fund - Investor Class                           6,720,260    2.9%
   264,011  Ariel Fund*<F6>                                  13,620,317    6.0%
   145,076  Artisan Mid Cap Value Fund - Investor Class       2,279,143    1.0%
   873,999  Causeway International Value
              Fund - Institutional Class                     13,319,738    5.8%
   310,421  Columbia Acorn International Fund - Class Z       7,999,563    3.5%
    86,278  Columbia Real Estate Equity Fund - Class Z        2,294,139    1.0%
   150,089  Excelsior Emerging Markets Fund                   1,185,703    0.5%
   174,315  Excelsior Small Cap Fund*<F6>                     2,707,106    1.2%
   349,887  Excelsior Value & Restructuring Fund             13,561,619    5.9%
   133,164  FBR Small Cap Financial Fund                      4,848,494    2.1%
   131,642  FBR Small Cap Fund                                4,960,266    2.2%
   288,409  Fidelity Diversified International Fund           7,518,825    3.3%
   480,351  Fidelity International Small Cap Fund            10,255,492    4.5%
   339,436  Fidelity Japan Smaller Companies Fund             3,930,670    1.7%
   157,145  ICON Energy Fund*<F6>                             3,435,190    1.5%
   102,600  iShares MSCI EMU Index Fund*<F6>                  6,756,210    3.0%
    77,700  iShares Russell Midcap Value Index Fund           7,947,156    3.4%
   308,253  Janus Mid Cap Value Fund - Investor Class         6,849,385    3.0%
   148,981  Muhlenkamp Fund*<F6>                             10,276,700    4.5%
 1,307,386  Oppenheimer Real Asset Fund - Class A            14,132,847    6.2%
   531,014  PIMCO PEA Value Fund - Class D                    8,963,511    3.9%
   229,090  Scudder Dreman Small Cap
              Value Fund - Class A                            6,801,674    3.0%
   202,438  State Street Research Global
              Resources Fund - Class A                        9,121,878    4.0%
   649,687  State Street Research Mid Cap
              Value Fund - Class A                           12,473,986    5.5%
   473,078  Strong Mid Cap Disciplined
              Fund - Investor Class                          10,138,062    4.4%
   398,389  Thornburg International Value Fund - Class A      7,386,129    3.2%
   507,325  Tweedy Browne Global Value Fund                  11,156,068    4.9%
                                                           ------------  ------
               TOTAL INVESTMENT COMPANIES
                 (COST $211,869,030)                        226,686,884   99.1%
                                                           ------------  ------

            SHORT-TERM INVESTMENT
   991,901  Cash Trust Series II- Treasury Cash Series II       991,901    0.4%
                                                           ------------  ------
               TOTAL SHORT-TERM INVESTMENT
                 (COST $991,901)                                991,901    0.4%
                                                           ------------  ------
            Total Investments (Cost $212,860,931)           227,678,785   99.5%
            Other Assets less Liabilities                     1,011,353    0.5%
                                                           ------------  ------
            NET ASSETS                                     $228,690,138  100.0%
                                                           ------------  ------
                                                           ------------  ------

*<F6>  Non-income producing.

See accompanying Notes to Financial Statements.

                         FUNDX AGGRESSIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT OCTOBER 31, 2004

                                                              MARKET      % OF
SHARES                                                        VALUE       TOTAL
------                                                        ------      -----
            INVESTMENT COMPANIES
   107,762  AllianceBernstein International
              Value Fund - Class A                          $ 1,643,364    4.0%
    32,652  Ariel Fund*<F7>                                   1,684,491    4.2%
    54,633  The Baron Partners Fund                             813,492    2.0%
   106,425  Causeway International Value
              Fund - Institutional Class                      1,621,928    4.0%
    60,274  CGM Realty Fund                                   1,667,782    4.1%
    78,843  Columbia Acorn International Fund - Class Z       2,031,795    5.0%
    61,096  Columbia Real Estate Equity Fund - Class Z        1,624,552    4.0%
   130,061  Excelsior Emerging Markets Fund                   1,027,489    2.5%
   139,020  Excelsior Small Cap Fund*<F7>                     2,158,978    5.3%
    30,725  FBR Small Cap Financial Fund                      1,118,713    2.8%
    40,238  FBR Small Cap Fund                                1,516,183    3.7%
    96,069  Fidelity International Small Cap Fund             2,051,076    5.1%
    75,126  ICON Energy Fund*<F7>                             1,642,263    4.0%
   107,009  INVESCO Utilities Fund - Class A                  1,185,666    2.9%
    29,000  iShares MSCI EMU Index Fund*<F7>                  1,909,650    4.7%
    23,561  Muhlenkamp Fund*<F7>                              1,625,232    4.0%
   103,876  Oppenheimer International Small
              Company Fund - Class A                          1,596,566    3.9%
   167,643  Oppenheimer Real Asset Fund - Class A             1,812,224    4.5%
    74,070  PIMCO PEA Value Fund - Class D                    1,250,301    3.1%
    40,688  Scudder Dreman Small Cap
              Value Fund - Class A                            1,208,023    3.0%
    45,219  State Street Research Global
              Resources Fund - Class A                        2,037,569    5.0%
    84,827  State Street Research Mid Cap
              Value Fund - Class A                            1,628,668    4.0%
    75,537  Strong Mid Cap Disciplined
              Fund - Investor Class                           1,618,754    4.0%
    80,974  Thornburg International Value Fund - Class A      1,501,264    3.7%
    65,120  Tweedy Browne Global Value Fund                   1,431,977    3.5%
    30,438  U.S. Global Investors Eastern European Fund         864,748    2.1%
                                                            -----------  ------
               TOTAL INVESTMENT COMPANIES
                 (COST $37,812,927)                          40,272,748   99.1%
                                                            -----------  ------

            SHORT-TERM INVESTMENT
   199,292  Cash Trust Series II- Treasury Cash Series II       199,292    0.5%
                                                            -----------  ------
               TOTAL SHORT-TERM INVESTMENT
                 (COST $199,292)                                199,292    0.5%
                                                            -----------  ------
            Total Investments (Cost $38,012,219)             40,472,040   99.6%
            Other Assets less Liabilities                       162,077    0.4%
                                                            -----------  ------
            NET ASSETS                                      $40,634,117  100.0%
                                                            -----------  ------
                                                            -----------  ------

*<F7>  Non-income producing.

See accompanying Notes to Financial Statements.

                        FUNDX CONSERVATIVE UPGRADER FUND

SCHEDULE OF INVESTMENTS AT OCTOBER 31, 2004

                                                              MARKET      % OF
SHARES                                                        VALUE       TOTAL
------                                                        ------      -----
            INVESTMENT COMPANIES
   110,018  AllianceBernstein International
              Value Fund - Class A                          $ 1,677,779    6.0%
   108,129  AllianceBernstein Worldwide
              Privatization Fund - Class A                    1,297,544    4.6%
    75,700  American Century Utilities
              Fund - Investor Class                             853,142    3.0%
    37,467  Ariel Fund*<F8>                                   1,932,913    6.9%
     7,099  The Artisan International
              Value Fund - Investor Class                       135,166    0.5%
   117,256  Causeway International Value
              Fund - Institutional Class                      1,786,986    6.4%
    38,068  Excelsior Value & Restructuring Fund              1,475,524    5.3%
    55,809  FBR American Gas Index Fund                         818,718    2.9%
    30,578  Fidelity Real Estate Investment Portfolio           839,066    3.0%
    62,940  Heartland Value Plus Fund                         1,610,641    5.7%
    65,069  Janus Mid Cap Value Fund - Investor Class         1,445,822    5.2%
   122,141  Matthews Asian Growth & Income Fund               1,867,530    6.7%
     9,249  Muhlenkamp Fund*<F8>                                638,017    2.3%
   158,439  Oppenheimer Real Asset Fund - Class A             1,712,730    6.1%
   134,058  PBHG REIT Fund - PBHG                             1,674,381    6.0%
    26,640  Permanent Portfolio Fund                            712,633    2.5%
    97,668  PIMCO PEA Value Fund - Class D                    1,648,629    5.9%
    88,391  State Street Research Mid Cap
              Value Fund - Class A                            1,697,098    6.0%
    78,478  Strong Mid Cap Disciplined
              Fund - Investor Class                           1,681,794    6.0%
    36,062  Thornburg International
              Value Fund - Class A*<F8>                         668,580    2.4%
    79,554  Tweedy Browne Global Value Fund                   1,749,388    6.2%
                                                            -----------  ------
               TOTAL INVESTMENT COMPANIES
                 (COST $26,113,824)                          27,924,081   99.6%
                                                            -----------  ------

            SHORT-TERM INVESTMENT
   134,914  Cash Trust Series II- Treasury Cash Series II       134,914    0.5%
                                                            -----------  ------
               TOTAL SHORT-TERM INVESTMENT
                 (COST $134,914)                                134,914    0.5%
                                                            -----------  ------
            Total Investments (Cost $26,248,738)             28,058,995  100.1%
            Liabilities in excess of Other Assets               (31,168) (0.1)%
                                                            -----------  ------
            NET ASSETS                                      $28,027,827  100.0%
                                                            -----------  ------
                                                            -----------  ------

*<F8>  Non-income producing.

See accompanying Notes to Financial Statements.

                           FUNDX FLEXIBLE INCOME FUND

SCHEDULE OF INVESTMENTS AT OCTOBER 31, 2004

                                                              MARKET      % OF
SHARES                                                        VALUE       TOTAL
------                                                        ------      -----
            INVESTMENT COMPANIES
    58,031  Buffalo Balanced Fund                           $   565,808    2.5%
    39,162  Calvert Income Fund - Class A                       681,028    3.0%
   263,707  Columbia High-Yield Fund - Class Z                2,336,439   10.3%
    60,409  Eaton Vance Floating Rate
              Fund - Institutional Class                        596,846    2.6%
    86,722  Eaton Vance Strategic Income Fund - Class A         696,375    3.1%
   224,251  Fidelity Capital and Income Fund                  1,845,589    8.1%
    68,215  Fidelity Real Estate Income Fund                    800,160    3.5%
    24,248  Kensington Select Income Fund - Class A             898,880    3.9%
   115,851  Loomis Sayles Bond Fund - Institutional Class     1,592,950    7.0%
    42,548  Loomis Sayles Global Bond
              Fund - Institutional Class                        679,925    3.0%
   205,125  MainStay High-Yield Corporate
              Bond Fund - Class A                             1,296,394    5.7%
    44,333  Matthews Asian Growth & Income Fund                 677,849    3.0%
   119,007  Oppenheimer International
              Bond Fund - Class A                               692,621    3.0%
   267,245  Oppenheimer Strategic Income Fund - Class A       1,149,152    5.0%
    49,348  Permanent Portfolio Fund                          1,320,050    5.8%
    43,097  PIMCO Commodity Real Return
              Strategy Fund - Class A                           696,010    3.1%
    62,746  PIMCO Emerging Markets
              Bond Fund - Class D                               684,565    3.0%
    63,491  PIMCO Global Bond Fund -
              Institutional Class                               679,350    3.0%
    44,245  Pioneer High Yield Fund - Class A                   518,998    2.3%
   107,102  Pioneer Strategic Income Fund - Class A           1,148,135    5.0%
    27,346  Royce Total Return Fund - Investment Class          313,111    1.4%
   103,673  Strong Short-Term High Yield
              Bond Fund - Investor Class                        900,916    3.9%
    16,741  T. Rowe Price Capital Appreciation Fund             314,900    1.4%
   137,997  Western Asset Core Bond
              Portfolio - Institutional Class                 1,595,248    7.0%
                                                            -----------  ------
               TOTAL INVESTMENT COMPANIES
                 (COST $22,142,845)                          22,681,299   99.6%
                                                            -----------  ------
            Total Investments (Cost $22,142,845)             22,681,299   99.6%
            Other Assets less Liabilities                        92,056    0.4%
                                                            -----------  ------
            NET ASSETS                                      $22,773,355  100.0%
                                                            -----------  ------
                                                            -----------  ------

See accompanying Notes to Financial Statements.

                              FUNDX UPGRADER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES AT OCTOBER 31, 2004

                                                             FUNDX           FUNDX AGGRESSIVE
                                                         UPGRADER FUND        UPGRADER FUND
                                                         -------------       ----------------
ASSETS
   Investments in securities, at value
     (identified cost $212,860,931 and
     $38,012,219)                                         $227,678,785         $40,472,040
   Receivables
       Securities sold                                       5,683,797           1,900,784
       Fund shares sold                                      2,716,399             595,715
       Dividends and interest                                    1,278                 259
   Prepaid expenses                                             33,494              15,641
                                                          ------------         -----------
           Total assets                                    236,113,753          42,984,439
                                                          ------------         -----------

LIABILITIES
   Payables
       Securities purchased                                  6,845,323           2,030,010
       Fund shares redeemed                                    298,698             246,215
       Advisory fees                                           188,325              38,559
       Administration fees                                      15,019               2,644
       Custody fees                                              6,130               2,213
       Fund Accounting fees                                      9,902               5,264
       Transfer Agent fees                                      31,755               7,508
   Accrued expenses                                             28,463              17,909
                                                          ------------         -----------
           Total liabilities                                 7,423,615           2,350,322
                                                          ------------         -----------
NET ASSETS                                                $228,690,138         $40,634,117
                                                          ------------         -----------
                                                          ------------         -----------

COMPONENTS OF NET ASSETS
   Paid-in capital                                        $210,804,421         $37,564,618
   Accumulated net realized gain on investments              3,067,863             609,678
   Net unrealized appreciation on investments               14,817,854           2,459,821
                                                          ------------         -----------
           Net assets                                     $228,690,138         $40,634,117
                                                          ------------         -----------
                                                          ------------         -----------

CALCULATION OF NET ASSET
  VALUE PER SHARE
   Net assets applicable to shares outstanding            $228,690,138         $40,634,117
   Shares outstanding; unlimited number of
     shares authorized without par value                     7,274,508           1,246,289
   Net asset value, offering and
     redemption price per share                           $      31.44         $     32.60
                                                          ------------         -----------
                                                          ------------         -----------

See accompanying Notes to Financial Statements.

                              FUNDX UPGRADER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES AT OCTOBER 31, 2004

                                                       FUNDX CONSERVATIVE    FUNDX FLEXIBLE
                                                         UPGRADER FUND        INCOME FUND
                                                       ------------------    --------------
ASSETS
   Investments in securities, at value
     (identified cost $26,248,738 and
     $22,142,845)                                          $28,058,995         $22,681,299
   Receivables
       Securities sold                                              --           1,000,000
       Fund shares sold                                         77,767              15,190
       Dividends and interest                                       87              57,861
   Prepaid expenses                                              8,887               8,603
                                                           -----------         -----------
           Total assets                                     28,145,736          23,762,953
                                                           -----------         -----------

LIABILITIES
   Payables
       Due to Custodian                                             --             883,639
       Securities purchased                                         --              55,410
       Fund shares redeemed                                     64,894              13,360
       Advisory fees                                            20,804               5,138
       Administration fees                                       2,016               1,606
       Custody fees                                              1,251               1,352
       Fund Accounting fees                                      5,267               5,256
       Transfer Agent fees                                       5,827               5,749
   Accrued expenses                                             17,850              18,088
                                                           -----------         -----------
           Total liabilities                                   117,909             989,598
                                                           -----------         -----------
NET ASSETS                                                 $28,027,827         $22,773,355
                                                           -----------         -----------
                                                           -----------         -----------

COMPONENTS OF NET ASSETS
   Paid-in capital                                         $25,541,198         $21,746,580
   Undistributed net investment income                              --             484,833
   Accumulated net realized gain on investments                676,372               3,488
   Net unrealized appreciation on investments                1,810,257             538,454
                                                           -----------         -----------
           Net assets                                      $28,027,827         $22,773,355
                                                           -----------         -----------
                                                           -----------         -----------

CALCULATION OF NET ASSET
  VALUE PER SHARE
   Net assets applicable to shares outstanding             $28,027,827         $22,773,355
   Shares outstanding; unlimited number of
     shares authorized without par value                       932,325             793,180
   Net asset value, offering and
     redemption price per share                            $     30.06         $     28.71
                                                           -----------         -----------
                                                           -----------         -----------

See accompanying Notes to Financial Statements.

                              FUNDX UPGRADER FUNDS

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2004

                                                             FUNDX          FUNDX AGGRESSIVE
                                                         UPGRADER FUND       UPGRADER FUND
                                                         -------------      ----------------
INVESTMENT INCOME
   Income
       Dividends                                           $ 1,076,270          $  256,432
       Interest                                                  4,720                 928
                                                           -----------          ----------
           Total Income                                      1,080,990             257,360
                                                           -----------          ----------
   Expenses
       Advisory fees (Note 3)                                1,896,442             346,652
       Transfer Agent fees                                     220,555              52,716
       Administration fees (Note 3)                            148,781              27,314
       Fund Accounting fees                                     58,479              31,487
       Registration fees                                        44,169              22,383
       Custody fees                                             37,083              13,388
       Professional fees                                        22,037              20,645
       Reports to shareholders                                  17,257               2,356
       Trustee fees                                             12,428               5,318
       Interest expense                                            250               1,027
       Other                                                    13,665               1,915
                                                           -----------          ----------
           Total expenses                                    2,471,146             525,201
           Less: advisory fee waiver (Note 3)                       --              (4,979)
           Less: waived expenses (Note 6)                         (250)             (1,027)
                                                           -----------          ----------
           Net expenses                                      2,470,896             519,195
                                                           -----------          ----------
               NET INVESTMENT LOSS                          (1,389,906)           (261,835)
                                                           -----------          ----------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
   Net realized gain on investments                         20,150,068             692,256
   Capital gain distributions from
     regulated investment companies                            746,823             147,153
   Net increase from payments by affiliates
     on the disposal of investments in violation
     of restrictions (Note 3)                                    1,630                  --
   Net change in unrealized
     appreciation (depreciation)
     on investments                                         (4,075,021)            272,755
                                                           -----------          ----------
       Net realized and unrealized
         gain on investments                                16,823,500           1,112,164
                                                           -----------          ----------
   Net increase in net assets
     resulting from operations                             $15,433,594          $  850,329
                                                           -----------          ----------
                                                           -----------          ----------

See accompanying Notes to Financial Statements.

                              FUNDX UPGRADER FUNDS

STATEMENTS OF OPERATIONS FOR THE YEAR ENDED OCTOBER 31, 2004

                                                       FUNDX CONSERVATIVE      FUNDX FLEXIBLE
                                                         UPGRADER FUND          INCOME FUND
                                                       ------------------      --------------
INVESTMENT INCOME
   Income
       Dividends                                            $  125,345            $833,495
       Interest                                                    513                 476
                                                            ----------            --------
           Total Income                                        125,858             833,971
                                                            ----------            --------
   Expenses
       Advisory fees (Note 3)                                  225,087             134,620
       Transfer Agent fees                                      39,085              38,204
       Administration fees (Note 3)                             17,729              15,151
       Fund Accounting fees                                     31,499              31,466
       Registration fees                                        24,589              24,129
       Custody fees                                              6,919               7,438
       Professional fees                                        20,358              20,576
       Reports to shareholders                                     819                 719
       Trustee fees                                              4,944               4,910
       Interest expense                                             68                 785
       Other                                                     1,274               1,185
                                                            ----------            --------
           Total expenses                                      372,371             279,183
           Less: advisory fee waiver (Note 3)                  (34,673)            (88,007)
           Less: waived expenses (Note 6)                          (68)               (785)
                                                            ----------            --------
           Net expenses                                        337,630             190,391
                                                            ----------            --------
               NET INVESTMENT INCOME (LOSS)                   (211,772)            643,580
                                                            ----------            --------

REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS
   Net realized gain (loss) on investments                     803,011             (18,653)
   Capital gain distributions from
     regulated investment companies                             46,611              28,870
   Net change in unrealized
     appreciation on investments                               919,982              99,691
                                                            ----------            --------
       Net realized and unrealized
         gain on investments                                 1,769,604             109,908
                                                            ----------            --------
   Net increase in net assets
     resulting from operations                              $1,557,832            $753,488
                                                            ----------            --------
                                                            ----------            --------

See accompanying Notes to Financial Statements.

                              FUNDX UPGRADER FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                           YEAR ENDED          YEAR ENDED
                                                        OCTOBER 31, 2004    OCTOBER 31, 2003
                                                        ----------------    ----------------
INCREASE (DECREASE) IN
  NET ASSETS FROM:
OPERATIONS
   Net investment loss                                    $ (1,389,906)       $   (525,578)
   Net realized gain on investments                         20,150,068           5,063,291
   Capital gain distributions from
     regulated investment companies                            746,823             263,821
   Net increase from payments by affiliates
     on the disposal of investments in violation
     of restrictions (Note 3)                                    1,630                  --
   Net change in unrealized
     appreciation (depreciation)
     on investments                                         (4,075,021)         20,887,125
                                                          ------------        ------------
       NET INCREASE IN NET ASSETS
         RESULTING FROM OPERATIONS                          15,433,594          25,688,659
                                                          ------------        ------------
TRANSACTIONS IN SHARES
  OF BENEFICIAL INTEREST
   Net increase (decrease) in net assets derived
     from net change in outstanding shares (a)<F9>          75,699,310          (6,027,687)
                                                          ------------        ------------
       TOTAL INCREASE IN NET ASSETS                         91,132,904          19,660,972
                                                          ------------        ------------
NET ASSETS
Beginning of year                                          137,557,234         117,896,262
                                                          ------------        ------------
END OF YEAR                                               $228,690,138        $137,557,234
                                                          ------------        ------------
                                                          ------------        ------------

(a)<F9>  A summary of capital share transactions is as follows:

                                    YEAR ENDED                 YEAR ENDED
                                 OCTOBER 31, 2004           OCTOBER 31, 2003
                             ------------------------   -----------------------
                             SHARES   PAID-IN CAPITAL   SHARES   PAID-IN CAPITAL
                             ------   ---------------   ------   ---------------
Shares sold                 5,037,169  $153,822,481    1,932,013  $ 48,682,233
Shares redeemed            (2,587,334)  (78,123,171)  (2,322,243)  (54,709,920)
                           ----------  ------------   ----------  ------------
Net increase (decrease)     2,449,835  $ 75,699,310     (390,230) $ (6,027,687)
                           ----------  ------------   ----------  ------------
                           ----------  ------------   ----------  ------------

See accompanying Notes to Financial Statements.

                         FUNDX AGGRESSIVE UPGRADER FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                           YEAR ENDED          YEAR ENDED
                                                        OCTOBER 31, 2004    OCTOBER 31, 2003
                                                        ----------------    ----------------
INCREASE (DECREASE)
  IN NET ASSETS FROM:
OPERATIONS
   Net investment loss                                     $  (261,835)        $   (72,855)
   Net realized gain on investments                            692,256              39,820
   Capital gain distributions from
     regulated investment companies                            147,153              16,418
   Net change in unrealized
     appreciation on investments                               272,755           2,198,299
                                                           -----------         -----------
       NET INCREASE IN NET ASSETS
         RESULTING FROM OPERATIONS                             850,329           2,181,682
                                                           -----------         -----------
DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS FROM:
   Net investment income                                        (9,924)                 --
                                                           -----------         -----------
TRANSACTIONS IN SHARES
  OF BENEFICIAL INTEREST
   Net increase in net assets derived
     from net change in outstanding shares (a)<F10>         19,059,344          16,543,743
                                                           -----------         -----------
       TOTAL INCREASE IN NET ASSETS                         19,899,749          18,725,425
                                                           -----------         -----------
NET ASSETS
Beginning of year                                           20,734,368           2,008,943
                                                           -----------         -----------
END OF YEAR                                                $40,634,117         $20,734,368
                                                           -----------         -----------
                                                           -----------         -----------

(a)<F10>  A summary of capital share transactions is as follows:

                                    YEAR ENDED                 YEAR ENDED
                                 OCTOBER 31, 2004           OCTOBER 31, 2003
                             ------------------------   ------------------------
                             SHARES   PAID-IN CAPITAL   SHARES   PAID-IN CAPITAL
                             ------   ---------------   ------   ---------------
Shares sold                1,438,303    $46,688,451     690,993    $19,348,761
Shares issued in
  reinvestment
  of distributions               303          9,799          --             --
Shares redeemed             (865,369)   (27,638,906)   (104,408)    (2,805,018)
                           ---------    -----------    --------    -----------
Net increase                 573,237    $19,059,344     586,585    $16,543,743
                           ---------    -----------    --------    -----------
                           ---------    -----------    --------    -----------

See accompanying Notes to Financial Statements.

                        FUNDX CONSERVATIVE UPGRADER FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                           YEAR ENDED          YEAR ENDED
                                                        OCTOBER 31, 2004    OCTOBER 31, 2003
                                                        ----------------    ----------------
INCREASE (DECREASE)
  IN NET ASSETS FROM:
OPERATIONS
   Net investment loss                                     $  (211,772)        $   (43,076)
   Net realized gain on investments                            803,011             271,207
   Capital gain distributions from
     regulated investment companies                             46,611              28,308
   Net change in unrealized
     appreciation on investments                               919,982             941,797
                                                           -----------         -----------
       NET INCREASE IN NET ASSETS
         RESULTING FROM OPERATIONS                           1,557,832           1,198,236
                                                           -----------         -----------
DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS FROM:
   Net investment income                                            --             (11,329)
   Capital gain                                               (170,540)                 --
                                                           -----------         -----------
       TOTAL DISTRIBUTIONS TO SHAREHOLDERS                    (170,540)            (11,329)
                                                           -----------         -----------
TRANSACTIONS IN SHARES
  OF BENEFICIAL INTEREST
   Net increase in net assets derived from
     net change in outstanding shares (a)<F11>              15,582,465           6,480,318
                                                           -----------         -----------
       TOTAL INCREASE IN NET ASSETS                         16,969,757           7,667,225
                                                           -----------         -----------
NET ASSETS
Beginning of year                                           11,058,070           3,390,845
                                                           -----------         -----------
END OF YEAR                                                $28,027,827         $11,058,070
                                                           -----------         -----------
                                                           -----------         -----------

(a)<F11>  A summary of capital share transactions is as follows:

                                    YEAR ENDED                 YEAR ENDED
                                 OCTOBER 31, 2004           OCTOBER 31, 2003
                             ------------------------   ------------------------
                             SHARES   PAID-IN CAPITAL   SHARES   PAID-IN CAPITAL
                             ------   ---------------   ------   ---------------
Shares sold                  863,817    $25,231,393     366,077    $ 9,038,581
Shares issued in
  reinvestment
  of distributions             5,828        167,797         485         11,158
Shares redeemed             (341,806)    (9,816,725)   (111,899)    (2,569,421)
                            --------    -----------    --------    -----------
Net increase                 527,839    $15,582,465     254,663    $ 6,480,318
                            --------    -----------    --------    -----------
                            --------    -----------    --------    -----------

See accompanying Notes to Financial Statements.

                           FUNDX FLEXIBLE INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                           YEAR ENDED          YEAR ENDED
                                                        OCTOBER 31, 2004    OCTOBER 31, 2003
                                                        ----------------    ----------------
INCREASE (DECREASE)
  IN NET ASSETS FROM:
OPERATIONS
   Net investment income                                   $   643,580          $  226,542
   Net realized gain on investments                            (18,653)            132,162
   Capital gain distributions from
     regulated investment companies                             28,870              11,257
   Net change in unrealized
     appreciation on investments                                99,691             427,657
                                                           -----------          ----------
       NET INCREASE IN NET ASSETS
         RESULTING FROM OPERATIONS                             753,488             797,618
                                                           -----------          ----------
DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS FROM:
   Net investment income                                      (309,654)            (86,117)
   Capital gain                                                (99,413)                 --
                                                           -----------          ----------
       TOTAL DISTRIBUTIONS TO SHAREHOLDERS                    (409,067)            (86,117)
                                                           -----------          ----------
TRANSACTIONS IN SHARES
  OF BENEFICIAL INTEREST
   Net increase in net assets derived from
     net change in outstanding shares (a)<F12>              12,954,071           5,130,455
                                                           -----------          ----------
       TOTAL INCREASE IN NET ASSETS                         13,298,492           5,841,956
                                                           -----------          ----------

NET ASSETS
Beginning of year                                            9,474,863           3,632,907
                                                           -----------          ----------
END OF YEAR (including undistributed
  net investment income of
  $484,933 and $151,007, respectively)                     $22,773,355          $9,474,863
                                                           -----------          ----------
                                                           -----------          ----------

(a)<F12>  A summary of capital share transactions is as follows:

                                    YEAR ENDED                 YEAR ENDED
                                 OCTOBER 31, 2004           OCTOBER 31, 2003
                             ------------------------   ------------------------
                             SHARES   PAID-IN CAPITAL   SHARES   PAID-IN CAPITAL
                             ------   ---------------   ------   ---------------
Shares sold                  930,624    $26,407,422     357,161     $9,461,018
Shares issued in
  reinvestment
  of distributions            14,416        405,093       3,412         85,542
Shares redeemed             (490,666)   (13,858,444)   (167,738)    (4,416,105)
                            --------    -----------    --------     ----------
Net increase                 454,374    $12,954,071     192,835     $5,130,455
                            --------    -----------    --------     ----------
                            --------    -----------    --------     ----------

See accompanying Notes to Financial Statements.

                              FUNDX UPGRADER FUND

FINANCIAL HIGHLIGHTS  FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  YEAR ENDED          YEAR ENDED              PERIOD ENDED
                                               OCTOBER 31, 2004    OCTOBER 31, 2003     OCTOBER 31, 2002(1)<F16>
                                               ----------------    ----------------     ------------------------
Net asset value,
  beginning of period                               $28.51              $22.61                   $25.00
                                                    ------              ------                   ------

Income from
  investment operations:
   Net investment loss(2)<F17>                       (0.19)              (0.11)                   (0.03)
   Net realized and unrealized
     gain (loss) on investments                       3.12                6.01                    (2.17)
                                                    ------              ------                   ------
Total from investment operations                      2.93                5.90                    (2.20)
                                                    ------              ------                   ------

Less distributions:
   From net investment income                           --                  --                    (0.19)
                                                    ------              ------                   ------

Net asset value,
  end of period                                     $31.44              $28.51                   $22.61
                                                    ------              ------                   ------
                                                    ------              ------                   ------

Total return                                         10.28%*<F13>        26.09%                   (8.90%)+<F15>

Ratios/supplemental data:
Net assets,
  end of period (thousands)                       $228,690            $137,557                 $117,896
Ratio of expenses
  to average net assets(3)<F18>:
   Before expense reimbursement                       1.31%               1.34%                    1.44%**<F14>
   After expense reimbursement                        1.31%               1.34%                    1.44%**<F14>
Ratio of net investment loss
  to average net assets(3)<F18>:
   Before expense reimbursement                      (0.73%)             (0.47%)                  (0.79%)**<F14>
   After expense reimbursement                       (0.73%)*<F13>       (0.47%)                  (0.79%)**<F14>
Portfolio turnover rate                                139%                223%                     208%+<F15>

  *<F13> There was no effect on total return or net investment income due to the net increase from payments by affiliates and net loss on the disposal of investments in violation of restrictions.
 **<F14>   Annualized.
  +<F15>   Not Annualized.
(1)<F16>   Fund commenced operations November 1, 2001.
(2)<F17> Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)<F18> Does not include expenses of investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

                         FUNDX AGGRESSIVE UPGRADER FUND

FINANCIAL HIGHLIGHTS  FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  YEAR ENDED          YEAR ENDED              PERIOD ENDED
                                               OCTOBER 31, 2004    OCTOBER 31, 2003     OCTOBER 31, 2002(1)<F21>
                                               ----------------    ----------------     ------------------------
Net asset value,
  beginning of period                               $30.81              $23.23                   $25.00
                                                    ------              ------                   ------

Income from
  investment operations:
   Net investment loss(2)<F22>                       (0.21)              (0.11)                   (0.05)
   Net realized and unrealized
     gain (loss) on investments                       2.01                7.69                    (1.72)
                                                    ------              ------                   ------
Total from investment operations                      1.80                7.58                    (1.77)
                                                    ------              ------                   ------

Less distributions:
   From net investment income                        (0.01)                 --                       --
                                                    ------              ------                   ------

Net asset value, end of period                      $32.60              $30.81                   $23.23
                                                    ------              ------                   ------
                                                    ------              ------                   ------

Total return                                          5.85%              32.63%                   (7.08%)+<F20>

Ratios/supplemental data:
Net assets,
  end of period (thousands)                        $40,634             $20,734                   $2,009
Ratio of expenses
  to average net assets(3)<F23>:
   Before expense reimbursement                       1.51%               2.94%                   12.27%**<F19>
   After expense reimbursement                        1.50%               1.50%                    1.50%**<F19>
Ratio of net investment loss
  to average net assets(3)<F23>:
   Before expense reimbursement                      (0.77%)             (2.68%)                 (11.74%)**<F19>
   After expense reimbursement                       (0.76%)             (1.24%)                  (0.97%)**<F19>
Portfolio turnover rate                                187%                128%                     182%+<F20>

 **<F19>   Annualized.
  +<F20>   Not Annualized.
(1)<F21>   Fund commenced operations July 1, 2002.
(2)<F22> Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)<F23> Does not include expenses of investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

                        FUNDX CONSERVATIVE UPGRADER FUND

FINANCIAL HIGHLIGHTS  FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  YEAR ENDED          YEAR ENDED              PERIOD ENDED
                                               OCTOBER 31, 2004    OCTOBER 31, 2003     OCTOBER 31, 2002(1)<F26>
                                               ----------------    ----------------     ------------------------
Net asset value,
  beginning of period                               $27.34              $22.63                   $25.00
                                                    ------              ------                   ------

Income from investment operations:
   Net investment loss(2)<F27>                       (0.23)              (0.11)                   (0.01)
   Net realized and unrealized
     gain (loss) on investments                       3.30                4.88                    (2.36)
                                                    ------              ------                   ------
Total from investment operations                      3.07                4.77                    (2.37)
                                                    ------              ------                   ------

Less distributions:
   From net investment income                           --               (0.06)                      --
   From capital gains                                (0.35)                 --                       --
                                                    ------              ------                   ------
Total distributions                                  (0.35)              (0.06)                      --
                                                    ------              ------                   ------

Net asset value, end of period                      $30.06              $27.34                   $22.63
                                                    ------              ------                   ------
                                                    ------              ------                   ------

Total return                                         11.28%              21.15%                   (9.48%)+<F25>

Ratios/supplemental data:
Net assets,
  end of period (thousands)                        $28,028             $11,058                   $3,391
Ratio of expenses
  to average net assets(3)<F28>:
   Before expense reimbursement                       1.66%               2.96%                    8.75%**<F24>
   After expense reimbursement                        1.50%               1.50%                    1.50%**<F24>
Ratio of net investment loss
  to average net assets(3)<F28>:
   Before expense reimbursement                      (1.10%)             (2.23%)                  (7.48%)**<F24>
   After expense reimbursement                       (0.94%)             (0.77%)                  (0.23%)**<F24>
Portfolio turnover rate                                130%                198%                     114%+<F25>

 **<F24>   Annualized.
  +<F25>   Not Annualized.
(1)<F26>   Fund commenced operations July 1, 2002.
(2)<F27> Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)<F28> Does not include expenses of investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

                           FUNDX FLEXIBLE INCOME FUND

FINANCIAL HIGHLIGHTS  FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  YEAR ENDED          YEAR ENDED              PERIOD ENDED
                                               OCTOBER 31, 2004    OCTOBER 31, 2003     OCTOBER 31, 2002(1)<F31>
                                               ----------------    ----------------     ------------------------
Net asset value,
  beginning of period                               $27.97              $24.89                   $25.00
                                                    ------              ------                   ------

Income from
  investment operations:
   Net investment income(2)<F32>                      0.87                0.89                     0.07
   Net realized and unrealized
     gain (loss) on investments                       0.79                2.71                    (0.18)
                                                    ------              ------                   ------
Total from investment operations                      1.66                3.60                    (0.11)
                                                    ------              ------                   ------

Less distributions:
   From net investment income                        (0.70)              (0.52)                      --
   From capital gains                                (0.22)                 --                       --
                                                    ------              ------                   ------
Total distributions                                  (0.92)              (0.52)                      --
                                                    ------              ------                   ------

Net asset value, end of period                      $28.71              $27.97                   $24.89
                                                    ------              ------                   ------
                                                    ------              ------                   ------

Total return                                          6.02%              14.69%                   (0.44%)+<F30>

Ratios/supplemental data:
Net assets,
  end of period (thousands)                        $22,773              $9,475                   $3,633
Ratio of expenses
  to average net assets(3)<F33>:
   Before expense reimbursement                       1.45%               2.60%                    8.44%**<F29>
   After expense reimbursement                        0.99%               0.99%                    0.99%**<F29>
Ratio of net investment income (loss)
  to average net assets(3)<F33>:
   Before expense reimbursement                       2.90%               2.23%                   (5.93%)**<F29>
   After expense reimbursement                        3.36%               3.84%                    1.52%**<F29>
Portfolio turnover rate                                192%                173%                     135%+<F30>

 **<F29>   Annualized.
  +<F30>   Not Annualized.
(1)<F31>   Fund commenced operations July 1, 2002.
(2)<F32> Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)<F33> Does not include expenses of investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

                              FUNDX UPGRADER FUNDS

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2004

NOTE 1 -- ORGANIZATION

    FundX Upgrader Fund, FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund, and FundX Flexible Income Fund (the "Funds") are diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The FundX Upgrader Fund commenced operations on November 1, 2001. The FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund, and FundX Flexible Income Fund commenced operations on July 1, 2002.

    The investment objective of the FundX Upgrader Fund and the FundX Aggressive Upgrader Fund is to maximize capital appreciation over the long term without regard to income.

    The investment objective of the FundX Conservative Upgrader Fund is to obtain capital appreciation over the long term while at times providing a low level of current income to reduce portfolio volatility.

    The investment objective of the FundX Flexible Income Fund is to generate total return, which is capital appreciation plus current income.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

    A. Securities Valuation. The assets of the Funds consist primarily of shares of underlying mutual funds, which are valued at their respective NAVs. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on Nasdaq shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on Nasdaq shall be valued at the current or last trade price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.

        Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

    B. Federal Income Taxes. It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

    C. Securities Transactions, Dividend Income and Distributions. Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their federal tax treatment. Interest income is recorded on an accrual basis.

    D. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

    E. Share Valuation. The net asset value ("NAV") per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds' shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund's net asset value per share. The Funds charge a 2.00% redemption fee on shares held less than one month. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. Each Fund will retain the fee charged as paid-in capital and such fees become part of that Fund's daily NAV calculation.

    F. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2004, each Fund recorded the following reclassifications to the accounts listed below:

                                            INCREASE (DECREASE)
                            --------------------------------------------------
                                              Accumulated Net  Accumulated Net
                            Paid-in-Capital   Investment Loss   Realized Loss
                            ---------------   ---------------  ---------------
        FundX
          Upgrader Fund       $(1,389,906)      $1,389,906        $      --
        FundX Aggressive
          Upgrader Fund       $   (74,424)      $  271,759        $(197,335)
        FundX Conservative
          Upgrader Fund       $   (53,126)      $  211,772        $(158,646)

NOTE 3 -- COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

    DAL Investment Company, LLC (the "Advisor") provides the Funds with investment management services under an Investment Advisory Agreement (the "Agreement"). Under the Agreement, the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Funds. As compensation for its services, the Advisor receives a monthly fee at the annual rate of 1.00% for the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, and the FundX Conservative Upgrader Fund and 0.70% for the FundX Flexible Income Fund based upon the average daily net assets of each Fund. For the year ended October 31, 2004, the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund, and the FundX Flexible Income Fund incurred $1,896,442, $346,652, $225,087, and $134,620 in advisory fees, respectively.

    The Funds are responsible for their own operating expenses. The Advisor has contractually agreed to limit the Funds' total operating expenses by reducing all or a portion of their fees and reimbursing the Funds expenses, excluding interest and tax expense, so that their ratio of expenses to average net assets will not exceed the following:

    FundX Upgrader Fund                      1.50%
    FundX Aggressive Upgrader Fund           1.50%
    FundX Conservative Upgrader Fund         1.50%
    FundX Flexible Income Fund               0.99%

    In the case of each of the Funds' initial period of operations any fee withheld or voluntarily reduced and/or any Funds' expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by each of the Funds to the Advisor, if so requested by the Advisor, anytime before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of each of the Funds' current operating expenses for such fiscal year does not exceed the applicable limitation on each Funds' expenses. For the FundX Aggressive Upgrader Fund, for the year ended October 31, 2004, the Advisor has voluntarily waived its fees of $4,979. For the FundX Conservative Upgrader Fund, for the year ended October 31, 2004, the Advisor has voluntarily waived its fees of $34,673. For the FundX Flexible Income Fund, for the year ended October 31, 2004, the Advisor has voluntarily waived its fees of $88,007. The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

    At October 31, 2004, the cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the FundX Aggressive Upgrader Fund, the FundX Conservative Fund, and the FundX Flexible Income Fund that may be reimbursed was $141,619, $167,247, and $235,091, respectively. The Adviser may recapture portions of the above amounts no later than the dates as stated below:

                                                        October 31
                                                        ----------
                                             2005          2006          2007
                                             ----          ----          ----
    FundX Upgrader Fund                       --            --            --
    FundX Aggressive Upgrader Fund         (51,309)      (85,331)       (4,979)
    FundX Conservative Upgrader Fund       (50,306)      (82,268)      (34,673)
    FundX Flexible Income Fund             (51,857)      (95,227)      (88,007)

    U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect wholly-owned subsidiary of U.S Bancorp, serves as the Funds' Administrator and, in that capacity, performs various administrative and accounting services for the Funds. USBFS also serves as the Funds' Fund Accountant, Transfer Agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee at the following annual rates:

    Under $36 million              $36,000
    $36 to $150 million            0.10% of average daily net assets
    Over $150 million              0.05% of average daily net assets

    For the year ended October 31, 2004, the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund, and the FundX Flexible Income Fund incurred $148,781, $27,314, $17,729, and $15,151 in administration fees, respectively.

    U.S. Bank, N.A., an affiliate of USBFS, serves as custodian to the Funds.

    Quasar Distributors, LLC (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

    Certain officers of the Trust are also officers and/or directors of the Administrator and Distributor.

    During the year ended October 31, 2004, an investment was made by the Advisor that caused the FundX Upgrader Fund to violate Section 12(d)(1)(F) of the 1940 Act which states that a Fund and any of its "affiliated persons" (defined as any 5% shareholder of the Fund, any officer or director of the Fund, including officers and trustees of the Fund's registrant, and the Fund's Advisor) collectively may not own more than 3% of the outstanding shares of any underlying fund. Upon notification of the violation, the Advisor took corrective action and paid the resulted loss of $1,630 to the Fund.

NOTE 4 -- PURCHASES AND SALES OF SECURITIES

    The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the year ended October 31, 2004 are as follows:

                                             Purchases            Sales
                                             ---------            -----
   FundX Upgrader Fund                     $334,605,608       $260,660,359
   FundX Aggressive Upgrader Fund            82,220,066         63,530,312
   FundX Conservative Upgrader Fund          43,877,064         28,789,971
   FundX Flexible Income Fund                49,413,733         36,233,204

NOTE 5 -- DISTRIBUTIONS TO SHAREHOLDERS

    On January 2, 2004, a distribution of $0.0112 per share was declared for the FundX Aggressive Upgrader Fund. The dividend was paid on January 2, 2004, to shareholders of record on December 31, 2003. The tax character of distributions paid during the year ended October 31, 2004 was as follows:

                                       2004               2003
                                       ----               ----
    Distributions paid from:
      Ordinary income                 $9,924             $   --

    On January 2, 2004, an ordinary income distribution of $0.3028 per share and a long-term capital gain distribution of $0.0469 per share was declared for the FundX Conservative Upgrader Fund. The dividend was paid on January 2, 2004, to shareholders of record on December 31, 2003. The tax character of distributions paid during 2003 and 2004 was as follows:

                                       2004               2003
                                       ----               ----
    Distributions paid from:
      Ordinary income               $147,668            $11,329
      Long-term capital gain          22,872                 --

    On January 2, 2004, an ordinary income distribution of $0.9011 per share and a long-term capital gain distribution of $0.0235 per share was declared for the FundX Flexible Income Fund. The dividend was paid on January 2, 2004, to shareholders of record on December 31, 2003. The tax character of distributions paid during 2003 and 2004 was as follows:

                                       2004               2003
                                       ----               ----
    Distributions paid from:
      Ordinary income                $398,678           $86,117
      Long-term capital gain           10,389                --

    As of October 31, 2004, components of distributable earnings on a tax basis were as follows:

                                                         FundX               FundX               FundX
                                     FundX             Aggressive         Conservative          Flexible
                                    Upgrader            Upgrader            Upgrader             Income
                                      Fund                Fund                Fund                Fund
                                    --------           ----------         ------------          --------
Cost of investments              $213,038,122         $38,013,972         $26,248,738         $22,191,036
                                 ------------         -----------         -----------         -----------
Gross tax unrealized
  appreciation                     14,876,992           2,458,068           1,810,257             490,263
Gross tax unrealized
  depreciation                       (236,329)                 --                  --                  --
                                 ------------         -----------         -----------         -----------
Net tax unrealized
  appreciation                   $ 14,640,663         $ 2,458,068         $ 1,810,257         $   490,263
                                 ------------         -----------         -----------         -----------
                                 ------------         -----------         -----------         -----------
Undistributed
  ordinary income                $         --         $        --         $        --         $   484,839
Undistributed long-term
  capital gain                      3,245,054             611,431             676,372              51,673
                                 ------------         -----------         -----------         -----------
Total distributable
  earnings                       $  3,245,054         $   611,431         $   676,372         $   536,512
                                 ------------         -----------         -----------         -----------
                                 ------------         -----------         -----------         -----------
Total accumulated
  earnings/(losses)              $ 17,885,717         $ 3,069,499         $ 2,486,629         $ 1,026,775
                                 ------------         -----------         -----------         -----------
                                 ------------         -----------         -----------         -----------

    At October 31, 2004, the FundX Upgrader Funds had no capital loss carryforwards. Differences between book losses and tax losses are attributable to the tax treatment of wash losses.

NOTE 6 -- CREDIT FACILITY

    U.S. Bank, N.A. (the "Bank") has made available to the FundX Aggressive Upgrader Fund ("Aggressive Fund"), the FundX Conservative Upgrader Fund ("Conservative Fund"), the FundX Flexible Income Fund ("Flexible Fund"), and the FundX Upgrader Fund ("Upgrader Fund") a credit facility pursuant to four separate Loan and Security Agreements for each of the above mentioned Funds dated July 1, 2003 for the purpose of purchasing portfolio securities. For the period 11/1/03 through 7/1/04, the interest rate on the outstanding principal amount was the Bank's Prime Rate of 4.00%. Advances were collateralized by a first lien against the Funds' assets. During the period November 1, 2003 through July 1, 2004, the Aggressive, Conservative, Flexible, and Upgrader Funds had outstanding average daily balances of $25,334, $1,674, $19,353, and $6,164, respectively. The maximum amounts outstanding for the current lending agreement during that period were $1,250,000, $359,000, $1,132,000, and $1,459,000 for the
Aggressive, Conservative, Flexible, and Upgrader Funds, respectively. Interest expense amounted to $1,027 for the Aggressive Fund, $68 for the Conservative Fund, $785 for the Flexible Fund, and $250 for the Upgrader Fund for the period November 1, 2003 through July 1, 2004. At July 1, 2004, there were no loan payable balances for any of the Funds.

    For the period July 1, 2004 through October 1, 2004, an Amendment was made available to extend the previously mentioned Loan Agreements. The interest rate on the outstanding principal amount was the Bank's Prime Rate of 4.25%.
Advances were collateralized by a first lien against the Funds' assets. During the above stated period, the Aggressive, Conservative, Flexible, and Upgrader Funds had no activity on the loans. At October 1, 2004, there were no loan payable balances for any of the Funds.

    The Bank issued four new separate Loan and Security Agreements beginning October 1, 2004. For the period 10/1/04 through 10/31/04 and the interest rate on the outstanding principal amount was the Bank's Prime Rate of 4.75%. Advances are not collateralized by a first lien against the Funds' assets. During the period October 1, 2004 through October 31, 2004, the Aggressive, Conservative, Flexible, and Upgrader Funds had no activity on the loans. At October 31, 2004, there were no loan payable balances for any of the Funds.

                              FUNDX UPGRADER FUNDS

FEDERAL TAX INFORMATION (UNAUDITED)

    The FundX Upgrader Fund, FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund, and FundX Flexible Income Fund designate 0.00%, 0.00%, 22.44%, and 21.75%, respectively, of the dividends declared from net investment income during the year ended October 31, 2004 as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

    For the year ended October 31, 2004, 0.0%, 0.0%, 3.8%, and 8.2% of the ordinary distributions paid by the FundX Upgrader Fund, FundX Aggressive Upgrader Fund, FundX Conservative Upgrader Fund, and FundX Flexible Income Fund, respectively, qualify for the dividend received deduction available to corporate shareholders.

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

    Information regarding how the FundX Upgrader Funds vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (866) 455-FUND [3863] or by accessing the Funds' website at www.fundx.com and the SEC's website at www.sec.gov. Information regarding how
-------------                          -----------
the Funds voted proxies relating to portfolio securities during the twelve months ending June 30, 2004 is available by calling toll-free at
(866) 455-FUND [3863] or by accessing the SEC's website at www.sec.gov.
                                                           -----------

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (UNAUDITED)

    The FundX Upgrader Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds' Form N-Q is available without charge, upon request, by calling toll-free at
(866) 455-FUND [3863]. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.
           -----------

                              FUNDX UPGRADER FUNDS

REPORT OF REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Professionally Managed Portfolios
Glendora, California

We have audited the accompanying statements of assets and liabilities of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund, and the FundX Flexible Income Fund, each a series of shares of Professionally Managed Portfolios, including the schedules of investments as of October 31, 2004, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the period ended October 31, 2002. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above mentioned Funds as of October 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and the period ended October 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

                                    TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
November 19, 2004

                              FUNDX UPGRADER FUNDS

MANAGEMENT OF THE FUND (UNAUDITED)

    The Trustees are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the Officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and Officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below.

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS
                                        TERM OF      PRINCIPAL                                  IN FUND
                           POSITION     OFFICE AND   OCCUPATION                                 COMPLEX***<F36>   OTHER
NAME, ADDRESS              WITH         LENGTH OF    DURING PAST                                OVERSEEN          DIRECTORSHIPS
AND AGE                    THE TRUST    TIME SERVED  FIVE YEARS                                 BY TRUSTEES       HELD
-------------              ---------    -----------  -----------                                ---------------   -------------

                                                 INDEPENDENT TRUSTEES OF THE TRUST
                                                 ---------------------------------

Dorothy A. Berry*<F34>     Chairman     Indefinite   President, Talon                           4                 None.
(born 1943)                and          Term         Industries, Inc.
2020 E. Financial Way      Trustee      since        (administrative,
Suite 100                               May 1991.    management and business
Glendora, CA 91741                                   consulting); formerly
                                                     Chief Operating Officer,
                                                     Integrated Asset
                                                     Management (investment
                                                     advisor and manager) and
                                                     formerly President, Value
                                                     Line, Inc. (investment
                                                     advisory and financial
                                                     publishing firm).

Wallace L. Cook*<F34>      Trustee      Indefinite   Retired.  Formerly Senior                  4                 None.
(born 1939)                             Term         Vice President, Rockefeller
2020 E. Financial Way                   since        Trust Co.; Financial
Suite 100                               May 1991.    Counselor, Rockefeller
Glendora, CA 91741                                   & Co.

Carl A. Froebel*<F34>      Trustee      Indefinite   Private Investor.  Formerly                4                 None.
(born 1938)                             Term         Managing Director, Premier
2020 E. Financial Way                   since        Solutions, Ltd.  Formerly
Suite 100                               May 1991.    President and Founder,
Glendora, CA 91741                                   National Investor Data
                                                     Services, Inc. (investment
                                                     related computer software).

Rowley W.P. Redington*<F34>Trustee      Indefinite   President; Intertech                       4                 None.
(born 1944)                             Term         Computer Services Corp.
2020 E. Financial Way                   since        (computer services and
Suite 100                               May 1991.    consulting).
Glendora, CA 91741

                                                  INTERESTED TRUSTEE OF THE TRUST
                                                  -------------------------------

Steven J. Paggioli**<F35>  Trustee      Indefinite   Consultant since July                      4                 Trustee, Managers
(born 1950)                             Term         2001; formerly, Executive                                    Funds.
2020 E. Financial Way                   since        Vice President, Investment
Suite 100                               May 1991.    Company Administration,
Glendora, CA 91741                                   LLC ("ICA") (mutual
                                                     fund administrator).

                                                       OFFICERS OF THE TRUST
                                                       ---------------------

Robert M. Slotky           President    Indefinite   Vice President, U.S.                       4                 Not
(born 1947)                             Term since   Bancorp Fund Services,                                       Applicable.
2020 E. Financial Way                   August 2002. LLC since July 2001;
Suite 100                  Chief        Indefinite   formerly, Senior Vice
Glendora, CA 91741         Compliance   Term since   President, ICA (May
                           Officer      September    1997-July 2001).
                                        2004.

Eric W. Falkeis            Treasurer    Indefinite   Vice President, U.S.                       4                 Not
(born 1973)                             Term since   Bancorp Fund Services,                                       Applicable.
615 East Michigan St.                   August 2002. LLC since 1997; Chief
Milwaukee, WI 53202                                  Financial Officer, Quasar
                                                     Distributors, LLC since 2000.

Chad E. Fickett            Secretary    Indefinite   Assistant Vice President,                  4                 Not
(born 1973)                             Term since   U.S. Bancorp Fund Services,                                  Applicable.
615 East Michigan St.                   March 2002.  LLC since July 2000.
Milwaukee, WI 53202

  *<F34> Denotes those Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act.
 **<F35> Denotes Trustee who is an "interested person" of the Trust under the 1940 Act. Mr. Paggioli is an interested person of the Trust by virtue of his prior relationship with Quasar Distributors, LLC, the Funds' principal underwriter.
***<F36> The Trust is comprised of numerous portfolios managed by unaffiliated investment advisers. The term "Fund Complex" applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

                                    ADVISOR
                           DAL Investment Company LLC
                       235 Montgomery Street, Suite 1049
                            San Francisco, CA 94104

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202

                                 TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202
                                 (866) 455-FUND

                                   CUSTODIAN
                                U.S. Bank, N.A.
                               425 Walnut Street
                              Cincinnati, OH 45202

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                              Tait, Weller & Baker
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103

                                 LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker, LLP
                          55 Second Street, 24th Floor
                          San Francisco, CA 94105-3441

This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

(1)  FILE:  A copy of the registrant's Code of Ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

The registrant's Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Dorothy A. Berry and Messrs. Wallace L. Cook and Carl A. Froebel are each an "audit committee financial expert" and are considered to be "independent" as each term is defined in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "Other services" provided by the principal accountant. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

                         FYE  10/31/2004       FYE  10/31/2003
                         ---------------       ---------------

Audit Fees                  $14,000                 $13,500
Audit-Related Fees            N/A                     N/A
Tax Fees                    $2,000                  $2,000
All Other Fees                N/A                     N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant's hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.--not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees               FYE 10/31/2004       FYE 10/31/2003
----------------------               --------------       --------------

Registrant                                N/A                  N/A
Registrant's Investment Adviser           N/A                  N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
---------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

The registrant has adopted a nominating committee charter that contains procedures by which shareholders may recommend nominees to the registrant's board of trustees. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees for the period.

ITEM 10. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Furnished herewith.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) Professionally Managed Portfolios
                  ----------------------------------------------------

     By (Signature and Title) /s/ Robert M. Slotky
                              ----------------------------------------
                              Robert M. Slotky, President

     Date   January 7, 2005
          -------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F37> /s/ Robert M. Slotky
                                    -----------------------------------
                                    Robert M. Slotky, President

     Date   January 7, 2005
          -------------------

     By (Signature and Title)*<F37> /s/ Eric W. Falkeis
                                    -----------------------------------
                                    Eric W. Falkeis, Treasurer

     Date   January 7, 2005
          -------------------

*<F37> Print the name and title of each signing officer under his or her signature.